Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements	Future minimum payments under these non-cancellable agreements are as follows:

Operating lease obligations
RMB
For the year ended March 31,
2023	10,800
2024	5,815
2025	2,876

Total	19,491

Summary Of Future Minimum Payments Of Capital Commitments Under Office Building Purhcase Agreement	Future minimum payments under the office building purchase agreement are as follows:

Capital commitments
RMB
For the year ended March 31,
2024	10,450

Total	10,450